Revenues (Tables)	9 Months Ended
Sep. 30, 2013
Revenues Tables
Revenues

Revenues are comprised of the following:
	Nine Months Ended
	September 30,
	2012	2013
Time charter revenue	$133,605	$119,016
Ballast bonus	5,445	9,499
Other income	1,373	2,189
Total	$140,423	$130,704